UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/2004_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _8/16/04__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __34__________

Form 13F Information Table Value Total:    __$120,158____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      385     8000 SH       SOLE                     8000
Abercrombie & Fitch         COM              002896207     3815    98450 SH       SOLE                    98450
Franklin Resources          COM              354613101     2311    45542 SH       SOLE                    45542
Berkshire Hathaway Class A  CLA              084670108     6671       75 SH       SOLE                       75
Berkshire Hathaway Class B  CLB              084670207    12056     4080 SH       SOLE                     4080
Blyth                       COM              09643P108     4659   135080 SH       SOLE                   135080
Claires Stores              COM              179584107     5416   249566 SH       SOLE                   249566
Cleveland Cliffs            COM              185896107     2528    44830 SH       SOLE                    44830
Dreyers Ice Cream           COM              261877104     6098    77175 SH       SOLE                    77175
Fannie Mae                  COM              313586109      212     2972 SH       SOLE                     2972
Cedar Fair LP               COM              150185106     1262    39990 SH       SOLE                    39990
Great Lakes Chem Corp       COM              390568103     4384   162000 SH       SOLE                   162000
Gap Inc                     COM              364760108     2275    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      296     8400 SH       SOLE                     8400
Hon Industries Inc          COM              438092108      941    22235 SH       SOLE                    22235
Ishares Trust S&P 500       COM              464287200    11457   100000 SH       SOLE                   100000
Johnson & Johnson           COM              478160104      369     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     4714   119405 SH       SOLE                   119405
Coca Cola Co                COM              191216100      219     4340 SH       SOLE                     4340
McDonalds Corp              COM              580135101      355    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100     8272   166600 SH       SOLE                   166600
Magna Intl Inc. Class A     CLA              559222401     1577    18519 SH       SOLE                    18519
Altria Group                COM              02209S103     5223   104350 SH       SOLE                   104350
Merk Co Inc                 COM              589331107      520    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     2709    35765 SH       SOLE                    35765
Bank One Corp               COM              06423A103      335     6561 SH       SOLE                     6561
Pfizer Incorporated         COM              717081103      278     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102      638    21584 SH       SOLE                    21584
Staples Inc.                COM              855030102     2388    81208 SH       SOLE                    81208
State Street Corp           COM              857477103     4450    90740 SH       SOLE                    90740
Constellation Brand CL A    CLA              21036P108     9401   253200 SH       SOLE                   253200
Telefonos De Mex L          SPONSORED ADR    879403780      918    27600 SH       SOLE                    27600
Toll Brothers               COM              889478103    11543   272750 SH       SOLE                   272750
Walmart Stores Inc          COM              931142103     1484    28120 SH       SOLE                    28120